NOTE 16: LOANS PAYABLE	12 Months Ended
Dec. 31, 2020
Trade and other non-current payables [abstract]
LOANS PAYABLE
	2020	2019	2018
	$	$	$
Balance, beginning of period	761,711	717,460	676,849
Acquisition of Kai Medical	1,276,449	-	-
Acquisition of Lawrence Park	27,172	-	-
Acquisition of 11000900 Canada Ltd.	18,115	-	-
CEBA loan	31,417	-	-
Accretion expense	1,345	-	-
Interest expense	60,397	44,251	40,611
Repayment	(44,379)	-	-
Balance, end of period	2,132,227	761,711	717,460
Less: Current portion of loans payable	992,070	-	-
Non-current portion of loans payable	1,140,157	761,711	717,460

Loans payable as at December 31, 2019 and December 31, 2018 consisted only of a loan with Bayview Equities Ltd. (the “Secured Party”) with a principal amount of $550,000. The balance as at December 31, 2019 and December 2018 reflects the principal plus accrued interest to date. The loan bears interest at 6% per annum and is due upon demand. The loan is secured by a grant to the Secured Party of a security interest in all the assets of EHC. On January 11, 2021, the Company repaid the principal and accrued interest of $258,293.

On October 5, 2020, through the acquisition of Kai Medical, the Company assumed three secured loans with a total fair value of $1,276,449. The details of these loans are outlined in note 6 of these consolidated financial statements. From the date of acquisition to December 31, 2020, the total accretion expense and interest expense applicable to the Kai loans payable were $13,284 and $1,345, respectively.

On December 31, 2020, through the acquisition of LP&A, the Company assumed two CEBA loans with a fair value of $27,172 (C$34,595) and $18,115 (C$23,064) and amounts due at maturity of C$60,000 and C$40,000, respectively. The loans are interest free until January 1, 2023, at which time interest accrues at a rate of 5% per annum, payable monthly on the last day of each month. The loans have a possibility of forgiveness of 33% of each loan if they are repaid on or before December 31, 2022. The loans were discounted using an annual rate of 3.21% and the fair value reflects an estimate that the amount will be repaid prior to December 31, 2022.

On May 27, 2020, the Company receive a Canada Emergency Business Account (“CEBA”) loan in the amount of $31,417 (C$40,000). The loan is interest free until January 1, 2023, at which time accrues interest at a rate of 5% per annum, payable monthly on the last day of each month. The loan has a possibility of forgiveness of 33% if it is repaid on or before December 31, 2022.

In the year ended December 31, 2020, the Company made scheduled payments on loans payable of $44,379.